Annual Operating Expenses {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-05 - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 30, 2020
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%